TAX SITUATION (Details 3)	12 Months Ended
Dec. 31, 2017
Banco de Crédito del Perú [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2012 to 2017
Prima AFP [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2013 to 2017
Pacífico Peruano Suiza [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2013 to 2017
Mibanco [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2014 to 2017
Pacífico Compañía de Seguros y Reaseguros [Member]
Disclosure of tax situation [Line Items]
Annual Income Tax Returns	2013 to 2017